April 12, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Mr. Mark Cowan
Document Control – EDGAR

RE:	Columbia Funds Variable Series Trust II

Columbia Variable Portfolio – Commodity Strategy Fund

Post-Effective Amendment No. 30
File No. 333-146374 / 811-22127

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 30 (Amendment). This Amendment was filed electronically on April 10, 2013.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Heidi Brommer at (612) 671-2403.

Sincerely,

/s/	Christopher O. Petersen
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.